Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Weighted number of outstanding shares	186,507,512	187,599,357	182,721,369
Weighted number of outstanding shares (diluted and undiluted)	186,507,512	187,599,357	182,721,369
Profit attributable to ordinary shareholders	€ 348,327	€ 191,602	€ 75,022
Basic	€ 1.87	€ 1.02	€ 0.41
Diluted	€ 1.87	€ 1.02	€ 0.41